Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of Earnings per Share ("EPS")

For the years ended December 31, 2017, 2016 and 2015, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Basic EPS
Net income (loss) attributable to parent company	802	165	104
Weighted average shares outstanding	884,707,764	881,246,870	876,510,959

Basic EPS	0.91	0.19	0.12

Diluted EPS
Net income (loss) attributable to parent company adjusted	802	165	104
Weighted average shares outstanding	884,707,764	881,246,870	876,510,959
Dilutive effect of stock awards	7,459,507	5,003,573	4,043,813
Dilutive effect of convertible debt	13,918,602	—	—
Number of shares used in calculating diluted EPS	906,085,873	886,250,443	880,554,772

Diluted EPS	0.89	0.19	0.12